UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00781)

Exact name of registrant as specified in charter: The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006 Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income
The fund's portfolio
7/31/06 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Aerospace and Defense (2.9%)
Boeing Co. (The)	132,600	$10,265,892
Lockheed Martin Corp.	3,189,300	254,123,424
United Technologies Corp.	2,644,600	164,467,674
		428,856,990

Airlines (1.0%)
Southwest Airlines Co.	7,710,707	138,715,619

Automotive (0.9%)
Ford Motor Co. (S)	20,222,065	134,881,174

Banking (11.0%)
Bank of America Corp.	13,026,200	671,240,086
Commerce Bancorp, Inc.	1,776,409	60,344,614
PNC Financial Services Group	324,000	22,952,160
U.S. Bancorp (S)	10,224,400	327,180,800
Washington Mutual, Inc.	5,473,834	244,680,380
Wells Fargo & Co.	3,747,642	271,104,422
		1,597,502,462

Beverage (0.6%)
Coca-Cola Enterprises, Inc. (S)	4,051,000	86,934,460

Building Materials (1.4%)
Masco Corp. (S)	4,192,700	112,070,871
Sherwin-Williams Co. (The)	1,911,400	96,716,840
		208,787,711

Chemicals (1.8%)
Dow Chemical Co. (The)	678,880	23,475,670
E.I. du Pont de Nemours & Co.	2,716,100	107,720,526
Huntsman Corp. (NON)	646,800	10,316,460
Rohm & Haas Co.	2,523,857	116,400,285
		257,912,941

Commercial and Consumer Services (0.7%)
Cendant Corp. (S)	7,017,600	105,334,176

Communications Equipment (1.5%)
Cisco Systems, Inc. (NON) (S)	4,268,400	76,190,940
Corning, Inc. (NON)	4,620,658	88,115,948
Qualcomm, Inc.	1,675,000	59,060,500
		223,367,388

Computers (2.6%)
Dell, Inc. (NON)	3,756,200	81,434,416
EMC Corp. (NON)	8,929,349	90,632,892
Hewlett-Packard Co.	3,449,945	110,087,745
IBM Corp.	1,215,000	94,053,150
		376,208,203

Conglomerates (4.2%)
3M Co.	2,330,096	164,038,758
Textron, Inc.	1,513,305	136,061,253
Tyco International, Ltd. (Bermuda)	11,946,500	311,684,185
		611,784,196

Consumer Finance (3.3%)
Capital One Financial Corp.	3,374,000	260,978,900
Countrywide Financial Corp. (S)	6,290,305	225,381,628
		486,360,528

Consumer Services (0.1%)
Service Corporation International	1,285,600	9,654,856

Containers (0.1%)
Crown Holdings, Inc. (NON)	704,900	11,743,634
Owens-Illinois, Inc. (NON)	652,040	9,865,365

		21,608,999

Electric Utilities (2.7%)
Constellation Energy Group, Inc.	250,168	14,487,229
Entergy Corp. (S)	1,515,505	116,845,436
Exelon Corp.	305,300	17,676,870
PG&E Corp.	5,247,700	218,724,136
Sierra Pacific Resources (NON)	1,458,600	21,076,770
		388,810,441

Electronics (1.1%)
Intel Corp.	6,731,199	121,161,582
Marvell Technology Group, Ltd. (Bermuda) (NON) (S)	2,416,800	44,831,640
		165,993,222

Energy (1.1%)
BJ Services Co.	1,380,000	50,052,600
Pride International, Inc. (NON)	1,670,000	49,882,900
Rowan Cos., Inc.	690,000	23,370,300
Weatherford International, Ltd. (NON) (S)	765,200	35,841,968
		159,147,768

Financial (6.3%)
Citigroup, Inc.	11,274,800	544,685,588
Fannie Mae	3,199,358	153,281,242
Freddie Mac	2,455,700	142,086,802
MGIC Investment Corp. (S)	1,242,310	70,699,862
		910,753,494

Food (1.1%)
Tyson Foods, Inc. Class A	10,783,900	152,592,185

Forest Products and Packaging (0.4%)
Weyerhaeuser Co. (S)	974,600	57,170,036

Health Care Services (2.1%)
Cardinal Health, Inc. (S)	1,771,500	118,690,500
CIGNA Corp.	1,022,194	93,275,203
HCA, Inc.	43,522	2,139,542
WellPoint, Inc. (NON)	1,179,400	87,865,300
		301,970,545

Homebuilding (1.2%)
D.R. Horton, Inc.	1,155,000	24,751,650
Lennar Corp. (S)	2,201,640	98,479,357
Toll Brothers, Inc. (NON) (S)	1,785,000	45,642,450
		168,873,457

Household Furniture and Appliances (0.6%)
Whirlpool Corp.	1,094,400	84,476,736

Insurance (11.9%)
ACE, Ltd. (Bermuda)	3,815,300	196,602,409
American International Group, Inc.	7,025,600	426,243,152
Axis Capital Holdings, Ltd. (Bermuda)	386,327	11,419,826
Berkshire Hathaway, Inc. Class B (NON)	110,649	337,147,503
Chubb Corp. (The)	3,595,268	181,273,413
Endurance Specialty Holdings, Ltd. (Bermuda)	1,185,000	35,976,600
Everest Re Group, Ltd. (Barbados)	1,523,650	144,152,527
Genworth Financial, Inc. Class A (S)	5,282,920	181,204,156
Prudential Financial, Inc.	1,861,300	146,372,632
RenaissanceRe Holdings, Ltd. (Bermuda) (S)	1,335,000	69,166,350
		1,729,558,568

Investment Banking/Brokerage (3.3%)
Bear Stearns Cos., Inc. (The)	1,208,463	171,444,646
Goldman Sachs Group, Inc. (The)	475,600	72,647,900
Morgan Stanley	3,548,178	235,953,837
		480,046,383

Leisure (1.0%)
Brunswick Corp.	4,678,825	138,352,855

Lodging/Tourism (0.6%)
Royal Caribbean Cruises, Ltd.	2,763,200	93,672,480

Machinery (3.5%)
Caterpillar, Inc.	1,800,000	127,566,000
Deere (John) & Co.	1,865,153	135,354,153

Ingersoll-Rand Co., Ltd. Class A (Bermuda)	2,460,700	88,093,060
Parker-Hannifin Corp.	2,243,500	162,070,440
		513,083,653

Medical Technology (2.4%)
Baxter International, Inc.	2,392,700	100,493,400
Becton, Dickinson and Co.	1,590,700	104,858,944
Boston Scientific Corp. (NON)	8,260,587	140,512,585
PerkinElmer, Inc.	491,400	8,859,942
		354,724,871

Metals (1.0%)
Alcoa, Inc.	832,500	24,933,375
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	2,136,500	116,567,440
		141,500,815

Natural Gas Utilities (0.1%)
Southern Union Co. (S)	660,598	17,928,630

Oil & Gas (8.1%)
Apache Corp.	1,427,400	100,588,878
Chevron Corp. (S)	748,600	49,242,908
Devon Energy Corp.	359,600	23,244,544
Exxon Mobil Corp.	9,047,990	612,910,843
Hess Corp. (S)	2,281,014	120,665,641
Marathon Oil Corp.	397,000	35,984,080
Newfield Exploration Co. (NON)	2,800,443	129,884,546
Technip SA ADR (France) (S)	710,000	38,361,300
Valero Energy Corp.	239,900	16,176,457
XTO Energy, Inc. (S)	1,025,000	48,164,750
		1,175,223,947

Pharmaceuticals (3.9%)
Barr Pharmaceuticals, Inc. (NON)	927,700	46,162,352
Mylan Laboratories, Inc.	1,658,900	36,429,444
Pfizer, Inc.	15,649,600	406,733,104
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	1,525,000	50,447,000
Watson Pharmaceuticals, Inc. (NON) (S)	1,516,300	33,949,957
		573,721,857

Photography/Imaging (0.1%)
Xerox Corp. (NON)	1,222,500	17,225,025

Publishing (0.2%)
R. R. Donnelley & Sons Co.	968,100	28,258,839

Railroads (0.2%)
Norfolk Southern Corp.	757,000	32,868,940

Regional Bells (0.9%)
Verizon Communications, Inc.	3,800,800	128,543,056

Restaurants (1.8%)
McDonald's Corp.	4,502,900	159,357,631
Yum! Brands, Inc.	2,126,000	95,670,000
		255,027,631

Retail (5.1%)
Expedia, Inc. (NON) (S)	2,335,000	31,289,000
Foot Locker, Inc.	433,800	11,786,346
Gap, Inc. (The)	6,744,302	117,013,640
Home Depot, Inc. (The)	7,605,900	264,000,789
OfficeMax, Inc.	273,500	11,243,585
Ross Stores, Inc.	3,742,500	93,150,825
Staples, Inc.	3,035,000	65,616,700
Supervalu, Inc.	680,400	18,445,644
Wal-Mart Stores, Inc.	2,835,700	126,188,650
		738,735,179

Software (2.5%)
Adobe Systems, Inc. (NON) (S)	3,108,562	88,625,103
McAfee, Inc. (NON) (S)	4,030,664	86,860,809
Oracle Corp. (NON)	6,274,600	93,930,762
Symantec Corp. (NON) (S)	5,684,600	98,741,502
		368,158,176

Technology Services (0.5%)
VeriSign, Inc. (NON)	3,810,000	68,313,300

Telecommunications (2.4%)
Embarq Corp. (NON)	71,565	3,238,316
Sprint Nextel Corp.	10,374,600	205,417,080
Vodafone Group PLC (United Kingdom)	57,732,500	125,288,474
Vodafone Group PLC Class B (United Kingdom) (F)(NON)	65,980,000	18,475,720
		352,419,590

Tobacco (0.4%)
Altria Group, Inc.	677,800	54,203,666

Toys (0.1%)
Mattel, Inc.	961,400	17,343,656

Waste Management (0.8%)
Waste Management, Inc.	3,252,700	111,827,822

Total common stocks (cost $12,415,955,065)		$14,468,436,526

SHORT-TERM INVESTMENTS (2.9%)(a)
	Principal
	amount/shares	Value

Interest in $550,000,000 joint tri-party repurchase
agreement dated July 31, 2006 with Bank of America
Securities, LLC due August 1, 2006 with respect to
various U.S. Government obligations -- maturity value
of $51,789,609 for an effective yield of 5.29%
(collateralized by Fannie Mae securities with a yield
of 6.00% and due date of April 1, 2035 and Freddie Mac
securities with a yield of 5.00% and due date of
July 1, 2036 valued at $561,000,001)	$51,782,000	$51,782,000
Interest in $521,000,000 joint tri-party repurchase
agreement dated July 31, 2006 with UBS Securities, LLC
due August 1, 2006 with respect to various U.S.
Government obligations -- maturity value of
$35,779,247 for an effective yield of 5.28%
(collateralized by Fannie Mae securities with yields
ranging from 4.00% to 8.00% and due dates ranging from
January 1, 2007 to July 1, 2036 and Freddie Mac
securities with yields ranging from 3.50% to 12.00%
and due dates ranging from January 1, 2007 to
July 1, 2036 valued at $531,422,424)	35,774,000	35,774,000
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from August 1, 2006 to
August 23, 2006 (d)	242,676,565	242,593,099
Putnam Prime Money Market Fund (e)	84,718,568	84,718,568

Total short-term investments (cost $414,867,667)		$414,867,667

TOTAL INVESTMENTS

Total investments (cost $12,830,822,732) (b)		$14,883,304,193

NOTES

(a) Percentages indicated are based on net assets of $14,548,168,656.

(b) The aggregate identified cost on a tax basis is $12,993,301,421, resulting in gross unrealized appreciation and depreciation of $2,461,301,765 and $571,298,993, respectively, or net unrealized appreciation of $1,890,002,772.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at July 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2006, the value of securities loaned amounted to $224,444,270. The fund received cash collateral of $242,593,099 which is pooled with collateral of other Putnam funds into 24 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,905,297 for the period ended July 31, 2006. During the period ended July 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,641,007,613 and $1,632,593,687, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006